Income taxes (Tables)	12 Months Ended
Mar. 31, 2023
Income Tax [Abstract]
Components of income tax expense
The following table presents components of
Income tax expense
reported in the consolidated statements of income for the years ended March 31, 2021, 2022 and 2023.

	Millions of yen
	Year ended March 31
	2021	2022	2023
Current:
Domestic	¥73,534	¥69,661	¥35,107
Foreign	17,853	7,323	16,554

Subtotal	91,387	76,984	51,661

Deferred:
Domestic	(19,567)	1,561	14,356
Foreign	(1,546)	1,545	(8,219)

Subtotal	(21,113)	3,106	6,137

Total	¥70,274	¥80,090	¥57,798

Effective income tax rate reflected in consolidated statements of income
The following table presents a reconciliation of the effective income tax rate reflected in the consolidated statements of income to Nomura’s effective statutory tax rate for the years ended March 31, 2021, 2022 and 2023. The effective tax rate presented in the following table represents total income tax expense for the year as a percentage of
Income (loss) before income taxes
.

	Year ended March 31
	2021	2022	2023
Nomura’s effective statutory tax rate	31.0%	31.0%	31.0%
Impact of:
Changes in deferred tax valuation allowances (2)	8.7	18.0	11.3
Additional taxable income	0.7	1.0	0.7
Non-deductible expenses	7.1	5.1	7.8
Non-taxable income	(4.5)	(2.9)	(4.7)
Dividends from foreign subsidiaries	0.0	0.0	0.1
Tax effect of undistributed earnings of foreign subsidiaries	0.0	0.1	0.3
Different tax rate applicable to income (loss) of foreign subsidiaries	(4.0)	0.0	(0.9)
Effect of changes in foreign tax laws (2)	1.1	(14.4)	(1.9)
Tax benefit recognized on the outside basis differences for investment in subsidiaries and affiliates (1)	(8.7)	0.0	(2.3)
Other	(0.9)	(2.6)	(2.7)

Effective tax rate	30.5%	35.3%	38.7%

(1)
Tax benefit recognized on the outside basis differences for investment in subsidiaries and affiliates during the year ended March 31, 2021 of approximately ¥21 billion (which decreased Nomura’s effective tax rate by 9.1%) arises from the recognition of deferred tax assets from the decision and commitment of Nomura management to liquidate a certain wholly-owned subsidiary within Nomura in the foreseeable future. The valuation allowances of ¥3 billion have been recognized against these deferred tax assets, the impact of which are reported in
Changes in deferred tax valuation allowances
for the same period.

(2)
The
U.K.
Finance Act 2021, enacted on June 10, 2021, increases the headline U.K. corporation tax rate from 19% to 25% on April 1, 2023. Deferred tax assets and liabilities as of the balance sheet date are calculated by reference to the most appropriate enacted rates as of March 31, 2022. As a result of the change in closing deferred tax rate, Nomura recognized a movement in
Effect of changes in foreign tax laws
of ¥36 billion (which decreased Nomura’s effective tax rate by 16.0%), which was offset by a movement in
Changes in deferred tax valuation allowances
of ¥36 billion (which increased Nomura’s effective tax rate by 16.0% ) during the year ended March 31, 2022.

Details of deferred tax assets and liabilities
The following table presents the significant components of deferred tax assets and liabilities as of March 31, 2022 and 2023, before offsetting of amounts which relate to the same tax-paying component within a particular tax jurisdiction.

	Millions of yen
	March 31
	2022	2023
Deferred tax assets
Depreciation, amortization and valuation of fixed assets	¥30,441	¥38,596
Investments in subsidiaries and affiliates	21,390	7,458
Valuation of financial instruments	102,021	123,841
Accrued pension and severance costs	20,492	17,308
Other accrued expenses and provisions	79,061	74,043
Operating losses	370,481	414,084
Lease liabilities	49,060	48,329
Other	15,425	19,645

Gross deferred tax assets	688,371	743,304
Less — Valuation allowances	(466,145)	(515,068)

Total deferred tax assets	222,226	228,236

Deferred tax liabilities
Investments in subsidiaries and affiliates	91,040	100,335
Valuation of financial instruments	85,301	118,314
Undistributed earnings of foreign subsidiaries	2,745	2,936
Valuation of fixed assets	23,962	22,540
Right-of-use assets	48,519	47,775
Other	7,044	7,524

Total deferred tax liabilities	258,611	299,424

Net deferred tax assets (liabilities)	¥(36,385)	¥(71,188)

Changes in valuation allowance for deferred tax assets
The following table presents changes in total valuation allowances recognized against deferred tax assets for the years ended March 31, 2021, 2022 and 2023.

	Millions of yen
	Year ended March 31
	2021		2022		2023
Balance at beginning of year	¥388,411		¥428,014		¥466,145
Net change during the year	39,603	(1)	38,131	(2)	48,923	(3)

Balance at end of year	¥428,014		¥466,145		¥515,068

(1)
Primarily includes an increase of ¥48,883 million of valuation allowances of certain foreign subsidiaries primar
i
ly
due to an increase in valuation allowances related to operating loss carryforwards, a reduction of ¥5,871 million of valuation allowances primarily
due to an increase in valuation of financial instruments, and a reduction of ¥3,409 million of valuation allowances related to Japanese subsidiaries and the Company primarily
due to an increase of valuation of financial instruments and a decrease of accrued pension and severance costs. In total, ¥39,603 million of allowances increased.

(2)
Primarily includes an increase of ¥51,706 million of valuation allowances of certain foreign subsidiaries primarily
due to an increase in operating loss carryforwards, and a reduction of ¥13,575 million of valuation allowances related to Japanese subsidiaries and the Company primarily
due to a decrease of operating loss carryforwards. In total, ¥38,131 million of allowances increased.

(3)
Primarily includes an increase of ¥53,851 million of valuation allowances of certain foreign subsidiaries primarily
due to an increase in operating loss carryforwards, and a reduction of ¥4,928 million of valuation allowances related to Japanese subsidiaries and the Company primarily
due to a decrease of valuation allowances of Investments in subsidiaries and affiliates. In total, ¥48,923 million of allowances increased.

Summarizes major tax jurisdictions subject to examination
The table below presents information regarding the earliest year in which Nomura remains subject to examination in the major tax jurisdictions in which Nomura operates as of March 31, 2023.

Jurisdiction	Fiscal year ended March 31,

Japan	2018	(1)
United Kingdom	2016	(2)
United States	2019

(1)	The earliest year in which Nomura remains subject to examination for transfer pricing issues is the fiscal year ended March 31, 2017 .
(2)	The earliest year in which Nomura remains subject to examination for transfer pricing issues is the fiscal year ended March 31, 2016.